Segment information	12 Months Ended
Mar. 31, 2020
Segment Reporting [Abstract]
Segment information

19. Segment information

The Company has only one reportable segment since the Company does not distinguish revenues, costs and expenses between segments in its internal reporting, and reports costs and expenses by its nature as a whole.

The Company’s chief operating decision maker, who has been identified as the Chief Executive Officer, reviews the combined and consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole. The Company does not distinguish among markets or segments for the purpose of internal reports.

Product sales relate to sales of apparel, cosmetics and other products.

	Year Ended March 31,
	2018	2019	2020
	(Amounts in thousands of RMB)
Apparel	727,053	779,641	908,937
Cosmetics	111,814	99,375	29,182
Other product sales	73,645	63,765	54,484
Product sales	912,512	942,781	992,603
Services	35,068	150,657	303,247
Total net revenue	947,580	1,093,438	1,295,850

The Company mainly operates in the PRC and most of the Company’s long-lived assets are located in the PRC. Most of the Company’s revenues are derived from the PRC.